Note 17 - Regulatory Capital - Capital Ratios (Details)	Dec. 31, 2018	Dec. 31, 2017
Leverage capital, adequately capitalized, ratio	4.00%	4.00%
Tier 1 risk based capital, adequately capitalized, ratio	6.00%	6.00%
Common equity tier 1 capital, adequately capitalized, ratio	4.50%	4.50%
Total risk based capital, adequately capitalized, ratio	8.00%	8.00%
Leverage capital, adequately capitalized plus capital conservation buffer, ratio	4.00%	4.00%
Tier 1 risk based capital, adequately capitalized plus capital conservation buffer, ratio	8.50%	8.50%
Common equity tier 1 capital, adequately capitalized plus capital conservation buffer, ratio	7.00%	7.00%
Total risk based capital, adequately capitalized plus capital conservation buffer, ratio	10.50%	10.50%
Middlefield Banking Company [Member]
Leverage capital, actual, ratio	9.60%	9.47%
Tier 1 risk based capital, actual, ratio	11.09%	10.88%
Common equity tier 1 capital, actual, ratio	11.09%	10.88%
Total risk based capital, actual, ratio	11.83%	11.64%
Leverage capital, well-capitalized, ratio (bank only)	5.00%	5.00%
Tier 1 risk based capital, well-capitalized, ratio (bank only)	8.00%	8.00%
Common equity tier 1 capital, well-capitalized, ratio (bank only)	6.50%	6.50%
Total risk based capital, well-capitalized, ratio (bank only)	10.00%	10.00%
Middlefield Banc Corp [Member]
Leverage capital, actual, ratio	10.55%	10.20%
Tier 1 risk based capital, actual, ratio	10.35%	11.64%
Common equity tier 1 capital, actual, ratio	9.65%	10.79%
Total risk based capital, actual, ratio	11.00%	12.41%